Share capital	12 Months Ended
Mar. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share capital

9. Share capital

(a) Share capital

(i) Authorized

The Company’s authorized share capital consists of an unlimited number of Class A Subordinate Voting Shares, an unlimited number of Class B Shares and an unlimited number of Preferred Shares issuable in series.

Each holder of Class B Shares and each holder of Class A Subordinate Voting Shares is entitled to receive notice of and attend all meetings of the Company’s shareholders, except meetings at which only holders of another particular class or series have the right to vote. At each such meeting, each Class B Share entitles its holder to 10 votes and each Class A Subordinate Voting Share entitles its holder to one vote, voting together as a single class, except as otherwise set forth in the Company’s articles of amalgamation or prescribed by applicable laws.

(ii) Issued and outstanding

Shares Outstanding	Class A Subordinate Voting Shares	Class A Subordinate Voting Shares – Treasury Shares	Class B Shares	Total
March 31, 2011	44,308,596	(57,500)	79,464,195	123,715,291
Participant Equity Loan Plan	—	(160,800)	—	(160,800)
Shares repurchased for cancellation	(2,327,486)	—	—	(2,327,486)

March 31, 2012	41,981,110	(218,300)	79,464,195	121,227,005
Participant Equity Loan Plan	—	(217,500)	—	(217,500)
Stock-based compensation	115,015	25,298	—	140,313
Shares repurchased for cancellation	(574,954)	—	—	(574,954)

March 31, 2013	41,521,171	(410,502)	79,464,195	120,574,864
Participant Equity Loan Plan	—	—	—	—
Shares issued under stock plans	651,104	—	—	651,104

March 31, 2014	42,172,275	(410,502)	79,464,195	121,225,968

Stated Amount	Class A Subordinate Voting Shares	Class A Subordinate Voting Shares – Treasury Shares	Class B Shares	Total
March 31, 2011	$483,572	$(160)	$238,407	$721,819
Participant Equity Loan Plan	568	(433)	—	135
Repurchase of Common Shares	(25,555)	—	—	(25,555)

March 31, 2012	$458,585	$(593)	$238,407	$696,399
Participant Equity Loan Plan	996	(316)	—	680
Stock-based compensation	557	69	—	626
Shares repurchased for cancellation	(5,435)	—	—	(5,435)

March 31, 2013	$454,703	$(840)	$238,407	$692,270
Participant Equity Loan Plan	603	—	—	603
Shares issued under stock plans	1,168	—	—	1,168

March 31, 2014	$456,474	$(840)	$238,407	$694,041

(b) Participant equity loan plan

In 2009, the Company implemented a Participant Equity Loan Plan (the “Plan”) under which the Company loaned funds to certain employees for the purpose of allowing them to purchase Class A Subordinate Voting Shares of the Company at fair value as determined by a third party valuation.

Shares granted under the Plan are reported as share capital in shareholders’ equity at their value on the date of issue. The outstanding related loans and accrued interest are reported as a reduction of share capital.

In 2010, the Plan was amended such that the 40% of shares with performance-based restrictions that did not become unrestricted as part of the Initial Public Offering (“IPO”) transaction, representing 24% of the total shares under the Plan, would become unrestricted in two equal installments on each of the following two anniversary dates of the IPO. The impact of the Plan amendment was fully amortized at September 30, 2012. The total value expensed in the year ended March 31, 2014 was nil (March 31, 2013 – $590).

On November 20, 2012 certain terms of the Plan were amended. All Plan shares previously held in trust by the Company as security against the Plan loans were released to Plan participants, with remaining loan balances continuing to be secured by these shares. Any proceeds from the sale of these shares must first be applied against any outstanding loan balance. Additional compensation was also provided to Plan participants for the purpose of loan repayments. Most participants received the first installment in the fourth quarter of fiscal 2013 and received the second installment in the third quarter of fiscal 2014. The first installment of $1,209 was included in selling, marketing and administration expense and research and development expense in the year ended March 31, 2013. The second installment of $834 was accrued evenly over the twelve months ended December 31, 2013 with $626 included in selling, marketing and administration expense and research and development expense in the year ended March 31, 2014.

The compensatory benefit, as a result of these amendments, of the 541,975 Plan shares with outstanding loans was determined at the date of the Plan amendment using the Black-Scholes-Merton (“BSM”) option pricing model. In the year ended March 31, 2014, the total benefit of nil (March 31, 2013 – $339) has been reported as stock-based compensation expense with an offset to additional paid-in capital. In addition, interest was no longer charged on Plan loans retroactive to April 1, 2012. As a result, in the year ended March 31, 2014, accrued interest of nil (March 31, 2013 – $44) was reversed. During the year ended March 31, 2014, Plan loans of nil (March 31, 2013 – $286) from employees who had left the Company were written off with an offset to bad debt expense. Total loans amounted to $277 at March 31, 2014 (March 31, 2013 – $880).

Share capital increased by $603 (March 31, 2013 – $1,160) in the year ended March 31, 2014 as a result of Plan activity. This includes loan principal and interest repayments totaling $559 (March 31, 2013 – $846) and foreign exchange adjustments of $44 (March 31, 2013 – $28). During the year ended March 31, 2014, zero (March 31, 2013 – 297,500) shares of employees who left the Company were repurchased by a subsidiary company resulting in a net reduction in share capital of nil (March 31, 2013 – $480). Stock based compensation paid related to these repurchases amounted to nil (March 31, 2013 – $53).

In the year ended March 31, 2014, zero (March 31, 2013 – 25,298) Class A Subordinate Voting Shares – Treasury Shares, held by a subsidiary company, were transferred to certain employees in settlement of vested restricted share units (note 10(c)) which resulted in an increase in share capital of nil (March 31, 2013 – $218) including a nil (March 31, 2013 – $148) reclassification of additional paid-in capital to share capital. In the year ended March 31, 2014, zero (March 31, 2013 – 80,000) Class A Subordinate Voting Shares – Treasury Shares held by a subsidiary company were transferred to the parent company and cancelled resulting in a reduction in share capital of nil (March 31, 2013 – $164).

(c) Share repurchase plan

On August 19, 2011, the Company’s Board of Directors approved a share repurchase plan and normal course issuer bid to purchase for cancellation up to 4,000,000 of the Company’s Class A Subordinate Voting Shares. The shares were purchased in the open market at prevailing market prices over a 12-month period between August 25, 2011 and August 24, 2012. In the year ended March 31, 2013, the Company repurchased for cancellation 494,954 Class A Subordinate Voting Shares at an average price of $1.51 per share for a total purchase price of $750, resulting in a reduction to stated capital of $5,435 and corresponding credit to additional paid-in capital of $4,685. During the share repurchase plan period, the Company repurchased for cancellation 2,822,440 Class A Subordinate Voting Shares at an average price of $3.72 per share for a total purchase price of $10,505. All the repurchased shares have been cancelled.

(d) Issuance of treasury shares

In the year ended March 31, 2013, 115,015 Class A Subordinate Voting Shares were issued at the current market price for settlement of vested RSUs resulting in a net increase in share capital of $408 and a reduction in additional paid-in capital of $408 (note 10(c)).